Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of tax expense

The tax expense comprises:

	Years Ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	USD

Current Tax	500,952	2,193,861	1,430,641	207,423
Deferred Tax	295,572	151,473	724,480	105,040
Total	796,524	2,345,334	2,155,121	312,463

Schedule of reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes

Reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes is as follows:

	Years Ended December 31,
	2020	2021	2022
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for income tax purposes	(23.75)%	(26.45)%	10.69%
Losses not deductible for income tax purposes	(8.14)%	(0.81)%	31.12%
Valuation allowance of deferred tax assets	8.29%	2.16%	(67.26)%
Different tax rate of subsidiary operation in other jurisdiction	(3.73)%	(0.71)%	4.78%
Effective income tax rate	(2.33)%	(0.81)%	4.33%

Schedule of principal components of the deferred income tax asset and liabilities

The principal components of the deferred income tax asset and liabilities are as follows:

	As of December 31,
	2021	2022	2022
	RMB	RMB	USD
Deferred tax assets:
Accrued expenses	4,161,017	—	—
Tax loss carry forward	56,542,077	36,182,919	5,246,030
Gross deferred tax assets	60,703,094	36,182,919	5,246,030
Valuation allowance	(56,542,077)	(36,182,919)	(5,246,030)
Net deferred tax assets	4,161,017	—	—

Schedule of movement of valuation allowance

Movement of the valuation allowance is as follows:

	As of December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	USD
Balance as of January 1	67,843,392	63,563,642	56,542,077	8,197,831
Additions (utilization)	(2,837,821)	(6,223,503)	6,799,359	985,814
Write-offs	(1,441,929)	(798,062)	(27,158,517)	(3,937,615)
Balance as of December 31	63,563,642	56,542,077	36,182,919	5,246,030